Cover	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-55555
Entity Registrant Name	FORTUNE VALLEY TREASURES, INC.
Entity Central Index Key	0001626745
Entity Tax Identification Number	32-0439333
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13th Floor, Building B1, Wisdom Plaza
Entity Address, Address Line Two	Qiaoxiang Road, Nanshan District
Entity Address, Address Line Three	Shenzhen
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	(86) 755-86961405
Local Phone Number	755-86961405
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false